Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Stock-Based Compensation
Schedule of assumptions used in the analyses

The following table lists the assumptions used in the analyses as of December 31, 2019 and 2018:

	As of December 31,
	2019	2018
Risk free rate of return	1.6%	2.5%
Expected volatility	24.9%	25.0%
Expected dividend yield	0.0%	0.0%
Discount for Lack of Marketability	20.0%	20.0%

Schedule of allocation of stock-based compensation expense

Stock-based compensation expense related to Class B Units has been allocated between costs of services and general and administrative expenses in the accompanying consolidated statements of (loss) income and comprehensive (loss) income for the years ending December 31, 2020, 2019 and 2018 as follows:

	For the Year Ended December 31,
(in thousands)	2020	2019	2018
Cost of services	$163,025	$(7,904)	$242
General and administrative	242,818	(6,976)	4,475
Total stock-based compensation	$405,843	$(14,880)	$4,717

Schedule of non vested units activity

Following is a vesting summary of the Class B Units for the periods ended December 31, 2020, 2019 and 2018:

		Weighted
	Number of	Average
	Units	Fair Value
Nonvested at December 31, 2018	118,289	$546.40
Awarded	—	$—
Vested	(36,687)	$363.91
Forfeited	(931)	$363.91
Nonvested at December 31, 2019	80,671	$363.91
Awarded	—	$—
Vested	(78,794)	$1,775.68
Forfeited	(1,877)	$1,775.68
Nonvested at December 31, 2020	—	$1,775.68

2020 Omnibus Incentive Plan
Stock-Based Compensation
Schedule of non vested units activity

Activity under the 2020 Omnibus Incentive Plan for the year ended December 31, 2020 is summarized in the table below:

			Weighted-
			Average
	Number of	Number of	Grant Date
	Employee RS	Director RSUs	Fair Value
Nonvested at December 31, 2019	—	—	—
Awarded	1,500,000	42,847	$8.82
Vested	(31,250)	—	$8.83
Nonvested at December 31, 2020	1,468,750	42,847	$8.82